Short-term Bank Deposits	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term Bank Deposits

NOTE 3 – SHORT-TERM BANK DEPOSITS

The bank deposits in 2020 of $17,110 thousand are for terms of three months to one year and carry interest at annual rates of 0.01%-0.75%. The bank deposits in 2019 of $27,100 thousand are for terms of three months to one year and carry interest at annual rates of 1.87%-2.15%.